OIL AND NATURAL GAS PROPERTIES - Additions and Disposals (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
OIL AND NATURAL GAS PROPERTIES
Staking expense		$ 34,000
Evaluation costs		123,000
Plugging and abandonment costs		106,000
Revisions to asset retirement obligations		193,229	$ (497,407)	$ 140,331
Fair value	$ 166,449	166,449
Asset retirement costs		$ 26,780